Invesco Equity and Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-EQI-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–60.99%
Aerospace & Defense–1.30%
General Dynamics Corp.	1,053,406	$169,408,753
Apparel, Accessories & Luxury Goods–0.78%
Capri Holdings Ltd.(b)	3,142,973	102,083,763
Asset Management & Custody Banks–0.58%
State Street Corp.	1,359,202	75,095,911
Automobile Manufacturers–1.55%
General Motors Co.	6,071,345	202,418,642
Biotechnology–0.57%
Celgene Corp.(b)	797,327	74,781,299
Broadcasting–0.55%
CBS Corp. Class B	1,483,078	71,603,006
Building Products–1.23%
Johnson Controls International PLC	4,175,853	160,853,858
Cable & Satellite–2.17%
Charter Communications, Inc., Class A(b)	503,657	189,777,958
Comcast Corp., Class A	2,256,104	92,500,264
		282,278,222
Commodity Chemicals–0.43%
Dow, Inc.	1,188,561	55,577,112
Communications Equipment–1.37%
Cisco Systems, Inc.	3,440,688	179,018,997
Diversified Banks–8.76%
Bank of America Corp.	12,648,243	336,443,264
Citigroup, Inc.	6,600,116	410,197,209
JPMorgan Chase & Co.	2,416,977	256,102,883
Wells Fargo & Co.	3,127,303	138,758,434
		1,141,501,790
Electric Utilities–0.71%
Duke Energy Corp.	525,920	45,024,011
FirstEnergy Corp.	1,152,463	47,527,574
		92,551,585
Fertilizers & Agricultural Chemicals–0.69%
Mosaic Co. (The)	1,277,493	27,427,775
Nutrien Ltd. (Canada)	1,279,744	62,374,722
		89,802,497
Food Distributors–0.90%
US Foods Holding Corp.(b)	3,375,377	116,653,029
Health Care Distributors–0.90%
McKesson Corp.	954,885	116,629,654
Health Care Equipment–1.60%
Medtronic PLC	974,494	90,218,655
Shares		Value
Health Care Equipment–(continued)
Zimmer Biomet Holdings, Inc.	1,036,315	$118,067,368
		208,286,023
Health Care Services–0.92%
CVS Health Corp.	2,292,417	120,053,878
Health Care Supplies–0.26%
Alcon, Inc. (Switzerland)(b)	590,867	34,363,231
Home Improvement Retail–0.58%
Kingfisher PLC (United Kingdom)	28,194,307	76,073,547
Hotels, Resorts & Cruise Lines–1.34%
Carnival Corp.	3,409,809	174,548,123
Industrial Machinery–0.88%
Ingersoll-Rand PLC	972,098	115,038,077
Insurance Brokers–1.05%
Willis Towers Watson PLC	782,880	137,395,440
Integrated Oil & Gas–3.83%
BP PLC (United Kingdom)	22,161,425	150,301,034
Chevron Corp.	1,005,474	114,473,215
Occidental Petroleum Corp.	1,056,762	52,595,045
Royal Dutch Shell PLC, Class A (United Kingdom)	5,835,572	181,827,398
		499,196,692
Internet & Direct Marketing Retail–0.83%
eBay, Inc.	2,991,852	107,497,242
Investment Banking & Brokerage–2.53%
Goldman Sachs Group, Inc. (The)	682,187	124,492,306
Morgan Stanley	5,027,934	204,586,634
		329,078,940
IT Consulting & Other Services–0.72%
Cognizant Technology Solutions Corp., Class A	1,516,218	93,899,381
Managed Health Care–0.70%
Anthem, Inc.	328,839	91,410,665
Multi-line Insurance–2.07%
American International Group, Inc.	5,270,170	269,147,582
Oil & Gas Equipment & Services–1.19%
Schlumberger Ltd.	1,520,421	52,743,404
TechnipFMC PLC (United Kingdom)	4,936,357	102,676,226
		155,419,630
Oil & Gas Exploration & Production–2.47%
Canadian Natural Resources Ltd. (Canada)	2,966,830	80,141,287
Devon Energy Corp.	5,303,818	133,444,061
Marathon Oil Corp.	8,229,859	108,222,646
		321,807,994

See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Other Diversified Financial Services–1.19%
AXA Equitable Holdings, Inc.	3,011,478	$61,885,873
Voya Financial, Inc.	1,832,299	93,318,988
		155,204,861
Packaged Foods & Meats–1.57%
Mondelez International, Inc., Class A	4,012,015	204,010,963
Pharmaceuticals–5.11%
Bristol-Myers Squibb Co.	2,360,381	107,090,486
Johnson & Johnson	2,032,802	266,601,982
Merck & Co., Inc.	812,477	64,356,303
Novartis AG (Switzerland)	1,557,447	133,758,150
Sanofi (France)	1,157,691	93,494,153
		665,301,074
Railroads–0.91%
CSX Corp.	1,590,437	118,439,843
Regional Banks–2.35%
Citizens Financial Group, Inc.	5,333,514	173,765,886
First Horizon National Corp.	2,832,898	37,989,163
PNC Financial Services Group, Inc. (The)	742,285	94,463,189
		306,218,238
Semiconductors–1.89%
Intel Corp.	3,361,069	148,021,479
QUALCOMM, Inc.	1,461,767	97,675,271
		245,696,750
Specialty Chemicals–0.73%
DuPont de Nemours Inc.(b)	3,117,208	95,137,188
Systems Software–1.48%
Oracle Corp.	3,806,469	192,607,331
Technology Hardware, Storage & Peripherals–0.77%
Apple, Inc.	573,528	100,407,547
Tobacco–1.53%
Philip Morris International, Inc.	2,591,253	199,863,344
Total Common Stocks & Other Equity Interests (Cost $6,677,281,851)		7,946,361,702
Principal Amount
U.S. Dollar Denominated Bonds & Notes–20.15%
Aerospace & Defense–0.12%
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/2020(c)	$3,091,000	3,096,611
General Dynamics Corp. , 2.88%, 05/11/2020	4,561,000	4,576,861
Precision Castparts Corp. , 2.50%, 01/15/2023	4,150,000	4,146,234
United Technologies Corp. , 4.45%, 11/16/2038	3,239,000	3,495,538
		15,315,244
Agricultural & Farm Machinery–0.11%
Deere & Co. , 2.60%, 06/08/2022	14,645,000	14,667,632
Principal Amount		Value
Agricultural Products–0.04%
Ingredion, Inc. , 6.63%, 04/15/2037	$3,940,000	$4,952,454
Air Freight & Logistics–0.13%
FedEx Corp.,
4.90%, 01/15/2034	4,310,000	4,798,733
5.10%, 01/15/2044	8,875,000	9,422,007
United Parcel Service, Inc. , 3.40%, 11/15/2046	2,608,000	2,428,894
		16,649,634
Airlines–0.16%
American Airlines Pass Through Trust , Series 2014-1, Class A, 3.70%, 04/01/2028	3,398,681	3,481,982
Continental Airlines Pass Through Trust,
Series 2010-1, Class A, 4.75%, 01/12/2021	2,131,391	2,186,330
Series 2012-1, Class A, 4.15%, 04/11/2024	4,051,954	4,193,368
United Airlines Pass Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	4,371,866	4,473,950
Series 2018-1, Class AA, 3.50%, 03/01/2030	5,193,981	5,300,356
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, 5.00%, 10/23/2023(c)	1,474,051	1,509,870
		21,145,856
Application Software–0.68%
Nuance Communications, Inc.,
1.00%, 12/15/2022(d)	29,489,000	27,852,050
1.25%, 04/01/2025	16,761,000	16,878,624
RealPage, Inc. , 1.50%, 11/15/2022	6,658,000	9,960,874
Workday, Inc. , 0.25%, 10/01/2022	22,666,000	33,810,758
		88,502,306
Asset Management & Custody Banks–0.14%
Apollo Management Holdings L.P. , 4.00%, 05/30/2024(c)	4,260,000	4,369,343
Blackstone Holdings Finance Co. LLC , 5.00%, 06/15/2044(c)	3,975,000	4,390,651
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	4,515,000	4,647,464
Carlyle Holdings Finance LLC , 3.88%, 02/01/2023(c)	1,033,000	1,059,983
KKR Group Finance Co. III LLC , 5.13%, 06/01/2044(c)	3,217,000	3,434,699
		17,902,140
Automobile Manufacturers–0.19%
Ford Motor Credit Co. LLC,
3.10%, 05/04/2023	2,847,000	2,740,965
3.81%, 01/09/2024	4,473,000	4,345,871
4.13%, 08/04/2025	7,006,000	6,793,332
General Motors Co. , 6.60%, 04/01/2036	4,317,000	4,530,572
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
General Motors Financial Co., Inc. , 5.25%, 03/01/2026	$5,467,000	$5,729,956
		24,140,696
Automotive Retail–0.05%
Advance Auto Parts, Inc. , 4.50%, 12/01/2023	6,415,000	6,808,817
Biotechnology–0.77%
AbbVie, Inc. , 4.50%, 05/14/2035	7,233,000	7,214,848
BioMarin Pharmaceutical, Inc. , 1.50%, 10/15/2020	23,901,000	26,468,815
Celgene Corp.,
4.00%, 08/15/2023	4,735,000	4,967,354
4.63%, 05/15/2044	13,875,000	15,224,318
Gilead Sciences, Inc.,
2.55%, 09/01/2020	17,923,000	17,930,170
4.40%, 12/01/2021	4,988,000	5,191,323
Neurocrine Biosciences, Inc. , 2.25%, 05/15/2024	17,930,000	23,645,187
		100,642,015
Brewers–0.31%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	11,246,673
4.90%, 02/01/2046	12,141,000	12,538,147
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)	9,734,000	10,016,923
Molson Coors Brewing Co.,
1.45%, 07/15/2019	3,501,000	3,496,279
4.20%, 07/15/2046	4,057,000	3,729,028
		41,027,050
Broadcasting–0.57%
Liberty Media Corp.,
2.25%, 10/05/2021(d)	14,987,000	7,680,838
1.38%, 10/15/2023	61,171,000	67,135,172
		74,816,010
Cable & Satellite–0.88%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. , 4.46%, 07/23/2022	10,845,000	11,247,283
Comcast Corp.,
4.15%, 10/15/2028	9,915,000	10,645,289
6.45%, 03/15/2037	2,465,000	3,220,840
3.90%, 03/01/2038	8,010,000	8,126,690
4.60%, 10/15/2038	4,030,000	4,411,946
DISH Network Corp. , 3.38%, 08/15/2026	47,161,000	43,453,150
GCI Liberty, Inc. , 1.75%, 10/05/2023(c)(d)	22,928,000	25,967,281
NBCUniversal Media LLC,
5.15%, 04/30/2020	3,320,000	3,396,341
5.95%, 04/01/2041	3,365,000	4,202,688
		114,671,508
Principal Amount		Value
Commodity Chemicals–0.07%
Basell Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(c)	$7,384,000	$9,251,039
Communications Equipment–0.36%
Finisar Corp. , 0.50%, 12/15/2021(d)	10,562,000	10,191,065
Viavi Solutions, Inc.,
1.75%, 06/01/2023(c)	14,372,000	15,819,261
1.00%, 03/01/2024	19,034,000	21,056,626
		47,066,952
Consumer Finance–0.15%
American Express Co. , 3.63%, 12/05/2024	3,423,000	3,561,381
Capital One Financial Corp. , 3.20%, 01/30/2023	10,060,000	10,185,256
Synchrony Financial , 3.95%, 12/01/2027	5,795,000	5,611,711
		19,358,348
Data Processing & Outsourced Services–0.10%
Euronet Worldwide, Inc. , 0.75%, 03/15/2025(c)(d)	6,048,000	7,001,292
Fiserv, Inc. , 3.80%, 10/01/2023	5,200,000	5,407,720
		12,409,012
Diversified Banks–1.88%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(c)	3,545,000	3,565,191
Australia & New Zealand Banking Group Ltd. (Australia),
2.70%, 11/16/2020	30,315,000	30,442,774
2.30%, 06/01/2021	7,448,000	7,420,268
Bank of America Corp. , 3.25%, 10/21/2027	5,705,000	5,670,310
Bank of Montreal (Canada), 2.10%, 12/12/2019	26,340,000	26,298,994
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(c)	6,875,000	7,082,625
Citigroup, Inc.,
3.67%, (3 mo. USD LIBOR + 1.39%), 07/24/2028(e)	5,405,000	5,485,011
6.68%, 09/13/2043	8,000,000	10,556,725
5.30%, 05/06/2044	2,765,000	3,180,787
4.75%, 05/18/2046	4,145,000	4,468,426
Commonwealth Bank of Australia (Australia), 2.25%, 03/10/2020(c)	10,540,000	10,522,057
Cooperatieve Rabobank U.A. (Netherlands), 11.00%(c)(e)(f)	7,975,000	8,044,781
Discover Bank , 3.35%, 02/06/2023	5,380,000	5,453,884
JPMorgan Chase & Co.,
3.20%, 06/15/2026	4,365,000	4,409,943
3.51%, (3 mo. USD LIBOR + 0.95%), 01/23/2029(e)	11,170,000	11,289,515
4.26%, (3 mo. USD LIBOR + 1.58%), 02/22/2048(e)	5,355,000	5,667,809
3.90%, (3 mo. USD LIBOR + 1.22%), 01/23/2049(e)	11,170,000	11,199,217
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Series V, 5.00% (3 mo. USD LIBOR + 3.32%)(e)(f)	$6,410,000	$6,393,975
Mizuho Bank, Ltd. (Japan), 2.65%, 09/25/2019(c)	7,110,000	7,111,860
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(c)	545,000	574,047
National Australia Bank Ltd. (Australia), 1.88%, 07/12/2021	9,725,000	9,596,548
Societe Generale S.A. (France),
2.63%, 09/16/2020(c)	8,565,000	8,564,171
5.00%, 01/17/2024(c)	7,365,000	7,747,882
Standard Chartered PLC (United Kingdom), 3.05%, 01/15/2021(c)	7,250,000	7,276,020
Sumitomo Mitsui Banking Corp. (Japan), 2.65%, 07/23/2020	7,235,000	7,249,776
U.S. Bancorp , Series W, 3.10%, 04/27/2026	3,245,000	3,274,464
Wells Fargo & Co.,
3.55%, 09/29/2025	6,840,000	7,038,103
4.10%, 06/03/2026	4,515,000	4,683,448
4.65%, 11/04/2044	14,430,000	15,265,893
		245,534,504
Diversified Capital Markets–0.59%
Credit Suisse AG (Switzerland), 6.50%, 08/08/2023(c)	6,536,000	7,094,828
Credit Suisse Group AG (Switzerland), 0.50%, 06/24/2024(c)	75,750,000	69,515,775
		76,610,603
Diversified Chemicals–0.02%
Eastman Chemical Co. , 2.70%, 01/15/2020	2,529,000	2,530,349
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,849,570
Drug Retail–0.14%
CVS Pass Through Trust , 6.04%, 12/10/2028	7,082,731	7,843,606
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	6,129,000	6,217,987
4.50%, 11/18/2034	4,519,000	4,541,698
		18,603,291
Electric Utilities–0.36%
Electricite de France S.A. (France),
5.63%, (10 yr. U.S. Swap Rate + 3.04%)(c)(e)(f)	6,390,000	6,403,675
4.60%, 01/27/2020(c)	2,150,000	2,178,163
4.88%, 01/22/2044(c)	9,110,000	9,646,471
Georgia Power Co. , 2.00%, 03/30/2020	20,950,000	20,855,471
NextEra Energy Capital Holdings, Inc. , 3.55%, 05/01/2027	5,572,000	5,732,839
Ohio Power Co. , Series M, 5.38%, 10/01/2021	1,050,000	1,118,970
Principal Amount		Value
Electric Utilities–(continued)
PPL Electric Utilities Corp. , 6.25%, 05/15/2039	$355,000	$472,796
		46,408,385
Environmental & Facilities Services–0.04%
Waste Management, Inc. , 3.90%, 03/01/2035	4,786,000	4,927,678
Food Retail–0.01%
Alimentation Couche-Tard, Inc. (Canada), 4.50%, 07/26/2047(c)	1,188,000	1,182,070
General Merchandise Stores–0.03%
Dollar General Corp. , 3.25%, 04/15/2023	3,650,000	3,701,082
Health Care Equipment–1.27%
Becton, Dickinson and Co.,
2.68%, 12/15/2019	2,786,000	2,784,413
4.88%, 05/15/2044	7,465,000	7,945,449
DexCom, Inc.,
0.75%, 05/15/2022	25,054,000	34,362,588
0.75%, 12/01/2023(c)	30,543,000	32,281,982
Insulet Corp. , 1.38%, 11/15/2024	4,536,000	6,066,804
Medtronic, Inc.,
3.15%, 03/15/2022	10,944,000	11,179,883
4.38%, 03/15/2035	3,635,000	4,051,154
NuVasive, Inc. , 2.25%, 03/15/2021	20,477,000	23,150,469
Wright Medical Group N.V. , 2.25%, 11/15/2021	9,978,000	15,137,500
Wright Medical Group, Inc. , 1.63%, 06/15/2023(c)	25,471,000	28,453,131
		165,413,373
Health Care REITs–0.33%
HCP, Inc.,
2.63%, 02/01/2020	30,889,000	30,857,992
4.20%, 03/01/2024	4,690,000	4,907,971
3.88%, 08/15/2024	5,085,000	5,276,550
Ventas Realty L.P. , 5.70% REIT, 09/30/2043	2,080,000	2,445,652
		43,488,165
Health Care Services–0.27%
Cigna Corp. , 4.80%, 08/15/2038(c)	3,240,000	3,321,203
CVS Health Corp.,
3.38%, 08/12/2024	3,740,000	3,783,206
4.10%, 03/25/2025	13,266,000	13,743,867
Express Scripts Holding Co. , 2.25%, 06/15/2019	5,685,000	5,684,033
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	6,132,000	6,213,197
4.70%, 02/01/2045	2,694,000	2,742,684
		35,488,190
Home Improvement Retail–0.10%
Home Depot, Inc. (The) , 2.00%, 04/01/2021	6,883,000	6,845,837
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Home Improvement Retail–(continued)
Lowe’s Cos., Inc. , 4.55%, 04/05/2049	$5,625,000	$5,742,728
		12,588,565
Homebuilding–0.07%
MDC Holdings, Inc. , 6.00%, 01/15/2043	10,130,000	8,939,725
Hotel & Resort REITs–0.03%
Hospitality Properties Trust,
5.00%, 08/15/2022	1,310,000	1,371,178
4.50%, 06/15/2023	2,765,000	2,859,807
		4,230,985
Housewares & Specialties–0.04%
Tupperware Brands Corp. , 4.75%, 06/01/2021	5,638,000	5,806,364
Insurance Brokers–0.05%
Marsh & McLennan Cos., Inc. , 4.75%, 03/15/2039	3,810,000	4,230,799
Willis North America, Inc. , 3.60%, 05/15/2024	2,470,000	2,520,737
		6,751,536
Integrated Oil & Gas–0.14%
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	3,630,000	3,713,224
Occidental Petroleum Corp. , 3.40%, 04/15/2026	4,005,000	4,014,301
Petroleos Mexicanos (Mexico), 4.88%, 01/24/2022	7,430,000	7,544,422
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	3,379,000	3,482,589
		18,754,536
Integrated Telecommunication Services–0.57%
AT&T, Inc.,
3.00%, 06/30/2022	5,334,000	5,377,442
3.40%, 05/15/2025	2,967,000	3,000,539
4.30%, 02/15/2030	3,526,000	3,650,556
4.50%, 05/15/2035	4,755,000	4,792,649
5.35%, 09/01/2040	2,077,000	2,240,165
5.15%, 03/15/2042	1,370,000	1,454,120
4.80%, 06/15/2044	10,275,000	10,308,804
5.15%, 11/15/2046	3,698,000	3,882,394
Orange S.A. (France), 1.63%, 11/03/2019	14,365,000	14,299,752
Telefonica Emisiones, S.A.U. (Spain),
7.05%, 06/20/2036	3,600,000	4,476,857
4.67%, 03/06/2038	3,505,000	3,443,996
5.21%, 03/08/2047	6,725,000	6,949,219
Verizon Communications, Inc.,
4.40%, 11/01/2034	3,285,000	3,499,484
4.81%, 03/15/2039	5,062,000	5,535,098
4.13%, 08/15/2046	857,000	859,901
		73,770,976
Internet & Direct Marketing Retail–0.82%
Amazon.com, Inc. , 2.60%, 12/05/2019	17,678,000	17,690,515
Principal Amount		Value
Internet & Direct Marketing Retail–(continued)
Ctrip.com International, Ltd. (China), 1.25%, 09/15/2019(d)	$30,912,000	$30,718,328
IAC Financeco 3, Inc. , 2.00%, 01/15/2030(c)	33,949,000	34,543,018
Liberty Expedia Holdings, Inc. , 1.00%, 07/05/2022(c)(d)	15,152,000	14,871,919
QVC, Inc. , 5.45%, 08/15/2034	8,810,000	8,717,002
		106,540,782
Investment Banking & Brokerage–0.55%
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	5,510,000	5,795,785
4.25%, 10/21/2025	5,807,000	6,022,520
GS Finance Corp. , Series 0001, 0.25%, 07/08/2024	56,790,000	52,567,096
Morgan Stanley , 4.00%, 07/23/2025	6,870,000	7,190,170
		71,575,571
IT Consulting & Other Services–0.04%
DXC Technology Co. , 4.45%, 09/18/2022	4,954,000	5,199,441
Life & Health Insurance–0.43%
Athene Global Funding , 4.00%, 01/25/2022(c)	12,280,000	12,688,128
Guardian Life Global Funding , 2.90%, 05/06/2024(c)	7,450,000	7,560,269
Jackson National Life Global Funding,
2.10%, 10/25/2021(c)	5,295,000	5,249,563
3.25%, 01/30/2024(c)	4,885,000	4,983,385
Metropolitan Life Global Funding I , 2.05%, 06/12/2020(c)	5,740,000	5,713,009
Nationwide Financial Services, Inc. , 5.30%, 11/18/2044(c)	4,250,000	4,689,825
Prudential Financial, Inc.,
3.91%, 12/07/2047	4,898,000	4,857,925
3.94%, 12/07/2049	4,856,000	4,849,171
Reliance Standard Life Global Funding II , 3.05%, 01/20/2021(c)	4,985,000	5,020,507
		55,611,782
Movies & Entertainment–0.23%
Liberty Media Corp. , Liberty Formula One., 1.00%, 01/30/2023	5,397,000	6,286,215
Live Nation Entertainment, Inc. , 2.50%, 03/15/2023	20,716,000	23,439,073
		29,725,288
Multi-line Insurance–0.12%
American Financial Group, Inc. , 4.50%, 06/15/2047	5,075,000	5,093,089
American International Group, Inc.,
2.30%, 07/16/2019	3,855,000	3,854,382
4.38%, 01/15/2055	7,405,000	7,021,675
		15,969,146
Multi-Utilities–0.09%
NiSource, Inc. , 4.38%, 05/15/2047	6,015,000	6,225,032
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Multi-Utilities–(continued)
Sempra Energy , 3.80%, 02/01/2038	$5,871,000	$5,531,532
		11,756,564
Office REITs–0.07%
Highwoods Realty L.P. , 3.20%, 06/15/2021	1,650,000	1,657,157
Office Properties Income Trust , 4.00%, 07/15/2022	7,200,000	7,246,579
		8,903,736
Oil & Gas Drilling–0.17%
Ensco Jersey Finance Ltd. , 3.00%, 01/31/2024	19,995,000	15,198,059
Nabors Industries, Inc. , 0.75%, 01/15/2024	10,882,000	7,500,525
		22,698,584
Oil & Gas Equipment & Services–0.18%
Helix Energy Solutions Group, Inc. , 4.25%, 05/01/2022	10,666,000	10,095,479
Oil States International, Inc. , 1.50%, 02/15/2023	15,097,000	13,181,191
		23,276,670
Oil & Gas Exploration & Production–0.15%
Chesapeake Energy Corp. , 5.50%, 09/15/2026	10,145,000	8,242,813
ConocoPhillips Co. , 4.15%, 11/15/2034	2,403,000	2,450,729
Noble Energy, Inc. , 5.25%, 11/15/2043	7,940,000	8,227,738
		18,921,280
Oil & Gas Storage & Transportation–0.83%
Energy Transfer Operating, L.P. , 7.50%, 10/15/2020	26,495,000	28,108,095
Energy Transfer Partners, L.P.,
4.20%, 09/15/2023	1,638,000	1,694,352
4.90%, 03/15/2035	3,640,000	3,501,664
Enterprise Products Operating LLC,
2.55%, 10/15/2019	3,770,000	3,766,153
5.25%, 01/31/2020	2,889,000	2,935,877
6.45%, 09/01/2040	555,000	683,897
4.25%, 02/15/2048	7,354,000	7,233,356
Kinder Morgan, Inc. , 5.30%, 12/01/2034	4,203,000	4,599,687
MPLX L.P.,
4.50%, 07/15/2023	18,525,000	19,450,637
4.50%, 04/15/2038	8,564,000	8,158,330
Plains All American Pipeline L.P./PAA Finance Corp. , 3.65%, 06/01/2022	4,275,000	4,344,158
Spectra Energy Partners, L.P. , 4.50%, 03/15/2045	5,468,000	5,646,512
Sunoco Logistics Partners Operations L.P.,
5.50%, 02/15/2020	5,405,000	5,498,760
5.30%, 04/01/2044	8,165,000	8,065,436
Texas Eastern Transmission L.P. , 7.00%, 07/15/2032	3,835,000	4,961,198
		108,648,112
Principal Amount		Value
Other Diversified Financial Services–1.01%
Convertible Trust - Consumer , Series 2018-1, 0.25%, 01/17/2024	$57,077,000	$56,785,907
Convertible Trust - Healthcare , Series 2018-1, 0.25%, 02/05/2024	56,758,000	55,089,315
ERAC USA Finance LLC , 2.35%, 10/15/2019(c)	9,335,000	9,322,726
MassMutual Global Funding II , 2.00%, 04/15/2021(c)	10,205,000	10,126,047
		131,323,995
Packaged Foods & Meats–0.33%
General Mills, Inc. , 2.20%, 10/21/2019	8,595,000	8,578,574
J. M. Smucker Co. (The) , 2.50%, 03/15/2020	33,540,000	33,509,629
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	691,414
		42,779,617
Paper Packaging–0.11%
International Paper Co. , 6.00%, 11/15/2041	2,855,000	3,234,943
Packaging Corp. of America , 4.50%, 11/01/2023	11,003,000	11,682,123
		14,917,066
Pharmaceuticals–0.80%
Allergan Funding SCS , 4.85%, 06/15/2044	9,265,000	9,095,149
Bayer US Finance II LLC (Germany),
2.13%, 07/15/2019(c)	3,055,000	3,052,174
4.38%, 12/15/2028(c)	9,800,000	9,911,592
Bayer US Finance LLC (Germany),
2.38%, 10/08/2019(c)	21,949,000	21,893,209
3.00%, 10/08/2021(c)	6,079,000	6,073,591
Bristol-Myers Squibb Co. , 4.13%, 06/15/2039(c)	6,435,000	6,715,625
Jazz Investments I Ltd. , 1.88%, 08/15/2021	14,556,000	14,356,385
Medicines Co. (The) , 2.75%, 07/15/2023	9,593,000	9,303,437
Mylan N.V. , 3.15%, 06/15/2021	4,535,000	4,513,694
Pacira BioSciences, Inc. , 2.38%, 04/01/2022	7,610,000	7,785,981
Perrigo Finance Unlimited Co. , 3.50%, 03/15/2021	520,000	517,579
Supernus Pharmaceuticals, Inc. , 0.63%, 04/01/2023	7,244,000	6,898,888
Zoetis, Inc. , 4.70%, 02/01/2043	4,101,000	4,586,188
		104,703,492
Property & Casualty Insurance–0.31%
Allstate Corp. (The) , 3.28%, 12/15/2026	3,260,000	3,368,891
CNA Financial Corp. , 5.88%, 08/15/2020	4,915,000	5,111,047
Liberty Mutual Group, Inc. , 4.85%, 08/01/2044(c)	9,030,000	9,673,694
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Property & Casualty Insurance–(continued)
Markel Corp.,
5.00%, 03/30/2043	$4,185,000	$4,257,224
5.00%, 05/20/2049	5,140,000	5,307,662
Travelers Cos., Inc. (The) , 4.60%, 08/01/2043	6,455,000	7,380,007
WR Berkley Corp. , 4.63%, 03/15/2022	5,040,000	5,313,763
		40,412,288
Railroads–0.18%
Burlington Northern Santa Fe, LLC , 5.15%, 09/01/2043	9,530,000	11,408,765
CSX Corp. , 5.50%, 04/15/2041	1,660,000	1,954,997
Union Pacific Corp.,
4.85%, 06/15/2044	5,560,000	6,148,674
4.15%, 01/15/2045	4,410,000	4,403,102
		23,915,538
Regional Banks–0.13%
Citizens Financial Group, Inc. , 2.38%, 07/28/2021	4,700,000	4,666,018
SunTrust Banks, Inc. , 3.30%, 05/15/2026	4,670,000	4,705,508
The PNC Financial Services Group, Inc. , 3.45%, 04/23/2029	7,450,000	7,617,464
		16,988,990
Reinsurance–0.03%
Reinsurance Group of America, Inc. , 4.70%, 09/15/2023	3,711,000	3,991,146
Renewable Electricity–0.05%
Oglethorpe Power Corp. , 4.55%, 06/01/2044	5,806,000	6,061,356
Retail REITs–0.02%
Regency Centers, L.P. , 4.65%, 03/15/2049	2,970,000	3,241,013
Semiconductor Equipment–0.18%
Applied Materials, Inc. , 2.63%, 10/01/2020	22,800,000	22,878,564
Semiconductors–0.81%
Broadcom Corp./Broadcom Cayman Finance Ltd. , 3.63%, 01/15/2024	6,975,000	6,918,740
Cree, Inc. , 0.88%, 09/01/2023(c)	33,830,000	38,615,654
Microchip Technology, Inc. , 1.63%, 02/15/2027	20,600,000	22,516,001
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(c)	7,660,000	8,286,205
ON Semiconductor Corp. , 1.00%, 12/01/2020	17,148,000	19,515,203
Silicon Laboratories, Inc. , 1.38%, 03/01/2022	5,936,000	6,959,960
Texas Instruments, Inc. , 2.63%, 05/15/2024	2,275,000	2,285,036
		105,096,799
Principal Amount		Value
Specialized REITs–0.26%
Crown Castle International Corp.,
3.80%, 02/15/2028	$10,479,000	$10,547,307
4.75%, 05/15/2047	470,000	485,440
EPR Properties , 4.75%, 12/15/2026	17,525,000	18,379,893
Life Storage LP , 3.50%, 07/01/2026	4,667,000	4,591,757
		34,004,397
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The) , 4.50%, 06/01/2047	1,665,000	1,653,763
Systems Software–0.29%
FireEye, Inc.,
Series A, 1.00%, 06/01/2020(d)	17,382,000	17,066,933
Series B, 1.63%, 06/01/2022(d)	17,616,000	16,602,174
Microsoft Corp. , 3.50%, 02/12/2035	4,259,000	4,406,957
		38,076,064
Technology Distributors–0.06%
Avnet, Inc. , 4.63%, 04/15/2026	7,645,000	7,917,036
Technology Hardware, Storage & Peripherals–0.44%
Apple, Inc.,
2.15%, 02/09/2022	7,303,000	7,280,417
3.35%, 02/09/2027	3,495,000	3,599,752
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023(c)	7,237,000	7,697,866
8.35%, 07/15/2046(c)	278,000	340,286
SanDisk LLC , 0.50%, 10/15/2020	24,327,000	20,498,660
Western Digital Corp. , 1.50%, 02/01/2024(c)	20,616,000	17,683,559
		57,100,540
Tobacco–0.23%
Altria Group, Inc. , 5.80%, 02/14/2039	12,541,000	13,634,621
Philip Morris International, Inc.,
3.60%, 11/15/2023	3,940,000	4,093,738
4.88%, 11/15/2043	11,740,000	12,891,512
		30,619,871
Trading Companies & Distributors–0.12%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.95%, 02/01/2022	4,189,000	4,270,461
Air Lease Corp.,
3.00%, 09/15/2023	627,000	622,773
4.25%, 09/15/2024	4,355,000	4,537,501
Aircastle Ltd. , 4.40%, 09/25/2023	5,510,000	5,645,405
		15,076,140
Trucking–0.14%
Aviation Capital Group LLC,
2.88%, 01/20/2022(c)	6,230,000	6,233,910
4.88%, 10/01/2025(c)	7,745,000	8,236,831
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Trucking–(continued)
SMBC Aviation Capital Finance DAC (Ireland), 2.65%, 07/15/2021(c)	$3,225,000	$3,201,874
		17,672,615
Wireless Telecommunication Services–0.17%
America Movil, S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	6,921,440
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	6,080,000	6,487,804
4.30%, 02/15/2048	8,020,000	8,303,319
		21,712,563
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,554,404,831)		2,625,876,469
U.S. Treasury Securities–11.93%
U.S. Treasury Bills–0.01%
2.27% - 2.36%, 06/27/2019(g)(h)	1,055,000	1,053,170
U.S. Treasury Bonds–1.36%
4.50%, 02/15/2036	9,250,000	12,075,044
3.00%, 02/15/2049	151,342,900	164,804,141
		176,879,185
U.S. Treasury Notes–10.56%
3.63%, 08/15/2019	58,350,000	58,485,663
3.38%, 11/15/2019	10,000,000	10,042,578
2.25%, 04/30/2021	515,861,000	518,742,569
2.13%, 05/15/2022	132,326,000	133,235,741
2.25%, 04/30/2024	437,575,700	444,156,427
2.38%, 04/30/2026	26,831,000	27,443,606
2.38%, 05/15/2029	179,753,700	183,608,574
		1,375,715,158
Total U.S. Treasury Securities (Cost $1,527,112,359)		1,553,647,513
Shares
Preferred Stocks–0.54%
Asset Management & Custody Banks–0.17%
AMG Capital Trust II, $2.58 Pfd.	483,000	22,860,480
Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(e)	142,800	3,658,536
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, $2.38 Pfd.	875,900	44,320,540
Total Preferred Stocks (Cost $63,824,606)		70,839,556
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.15%
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.50%, 05/01/2029	$1	$1
6.75%, 03/15/2031	7,000,000	10,091,093
5.50%, 02/01/2037	16	17
		10,091,111
Federal National Mortgage Association (FNMA)–0.07%
5.50%, 03/01/2021	17	18
6.63%, 11/15/2030	6,315,000	8,957,035
7.00%, 06/01/2032 to 07/01/2032	7,839	7,858
		8,964,911
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	16,487	16,958
7.50%, 12/20/2030	1,080	1,284
		18,242
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,478,897)		19,074,264

Municipal Obligations–0.05%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), Series 2010 A, RB, 6.66%, 04/01/2057	4,938,000	6,387,797
Shares
Money Market Funds–5.94%
Invesco Government & Agency Portfolio, Institutional Class, 2.30%(i)	261,769,637	261,769,637
Invesco Liquid Assets Portfolio, Institutional Class, 2.43%(i)	196,897,695	196,956,764
Invesco Treasury Portfolio, Institutional Class, 2.28%(i)	315,167,876	315,167,876
Total Money Market Funds (Cost $773,869,206)		773,894,277
TOTAL INVESTMENTS IN SECURITIES–99.75% (Cost $11,618,909,750)		12,996,081,578
OTHER ASSETS LESS LIABILITIES–0.25%		32,829,175
NET ASSETS–100.00%		$13,028,910,753
Investment Abbreviations:
DAC	– Designated Activity Co.
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $568,867,351, which represented 4.37% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	253	September-2019	$(29,693,899)	$(173,149)	$(173,149)
U.S. Treasury 10 Year Notes	575	September-2019	(72,881,250)	(598,829)	(598,829)
Total Futures Contracts				$(771,978)	$(771,978)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/07/2019	Bank of New York Mellon (The)	CAD	45,069,879	USD	33,487,219	$138,543
06/07/2019	Bank of New York Mellon (The)	EUR	32,149,247	USD	35,957,004	32,660
06/07/2019	Bank of New York Mellon (The)	GBP	127,638,166	USD	165,063,973	3,673,400
06/07/2019	State Street Bank and Trust Co.	CAD	46,627,419	USD	34,638,829	137,678
06/07/2019	State Street Bank and Trust Co.	EUR	43,434,768	USD	48,637,581	102,523
06/07/2019	State Street Bank and Trust Co.	GBP	131,992,651	USD	170,639,185	3,742,634
06/07/2019	State Street Bank and Trust Co.	USD	3,886,575	CHF	3,923,386	33,020
06/07/2019	State Street Bank and Trust Co.	USD	2,343,229	EUR	2,101,210	4,713
Subtotal—Appreciation						7,865,171
Currency Risk
06/07/2019	Bank of New York Mellon (The)	CHF	59,823,424	USD	58,818,643	(946,979)
06/07/2019	State Street Bank and Trust Co.	CHF	73,446,133	USD	72,309,002	(1,066,168)
06/07/2019	State Street Bank and Trust Co.	EUR	1,059,287	USD	1,183,396	(277)
06/07/2019	State Street Bank and Trust Co.	USD	9,526,077	CAD	12,816,706	(42,578)
06/07/2019	State Street Bank and Trust Co.	USD	11,284,384	EUR	10,081,858	(18,673)
06/07/2019	State Street Bank and Trust Co.	USD	19,513,259	GBP	15,134,956	(376,042)
Subtotal—Depreciation						(2,450,717)
Total Forward Foreign Currency Contracts						$5,414,454

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Invesco Equity and Income Fund

B.	Securities Transactions and Investment Income — (continued)
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Equity and Income Fund

NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,310,907,420	$635,454,282	$—	$7,946,361,702
U.S. Dollar Denominated Bonds & Notes	—	2,625,876,469	—	2,625,876,469
U.S. Treasury Securities	—	1,553,647,513	—	1,553,647,513
Preferred Stocks	47,979,076	22,860,480	—	70,839,556
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	19,074,264	—	19,074,264
Municipal Obligations	—	6,387,797	—	6,387,797
Money Market Funds	773,894,277	—	—	773,894,277
Total Investments in Securities	8,132,780,773	4,863,300,805	—	12,996,081,578
Other Investments - Assets*
Forward Foreign Currency Contracts	—	7,865,171	—	7,865,171
Other Investments - Liabilities*
Futures Contracts	(771,978)	—	—	(771,978)
Forward Foreign Currency Contracts	—	(2,450,717)	—	(2,450,717)
	(771,978)	(2,450,717)	—	(3,222,695)
Total Other Investments	(771,978)	5,414,454	—	4,642,476
Total Investments	$8,132,008,795	$4,868,715,259	$—	$13,000,724,054

*	Unrealized appreciation (depreciation).
Invesco Equity and Income Fund